Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Technology Portfolio
September 30, 2023
VTC-NPRT3-1123
1.807723.119
Common Stocks - 95.9%
	Shares	Value ($)
Chemicals - 0.1%
Commodity Chemicals - 0.1%
LG Chemical Ltd.	3,710	1,355,237
Communications Equipment - 4.1%
Communications Equipment - 4.1%
Cisco Systems, Inc.	1,369,900	73,645,824
Consumer Staples Distribution & Retail - 0.0%
Food Retail - 0.0%
Maplebear, Inc.	10,890	290,992
Electronic Equipment, Instruments & Components - 0.2%
Electronic Equipment & Instruments - 0.2%
Keysight Technologies, Inc. (a)	32,783	4,337,519
Entertainment - 0.6%
Movies & Entertainment - 0.6%
Netflix, Inc. (a)	30,332	11,453,363
Financial Services - 4.1%
Transaction & Payment Processing Services - 4.1%
MasterCard, Inc. Class A	136,000	53,843,760
Visa, Inc. Class A	82,500	18,975,825
		72,819,585
Ground Transportation - 2.0%
Cargo Ground Transportation - 0.0%
TuSimple Holdings, Inc. (a)	31,800	49,608
Passenger Ground Transportation - 2.0%
Lyft, Inc. (a)	180,097	1,898,222
Uber Technologies, Inc. (a)	733,524	33,734,769
		35,632,991
TOTAL GROUND TRANSPORTATION		35,682,599
Health Care Equipment & Supplies - 0.0%
Health Care Equipment - 0.0%
China Medical Technologies, Inc. sponsored ADR (a)(b)	300	0
Hotels, Restaurants & Leisure - 1.2%
Hotels, Resorts & Cruise Lines - 1.1%
Airbnb, Inc. Class A (a)	145,700	19,991,497
Restaurants - 0.1%
Deliveroo PLC Class A (a)(c)	955,100	1,393,720
TOTAL HOTELS, RESTAURANTS & LEISURE		21,385,217
Interactive Media & Services - 0.5%
Interactive Media & Services - 0.5%
Snap, Inc. Class A (a)	962,967	8,580,036
IT Services - 4.1%
Internet Services & Infrastructure - 3.9%
MongoDB, Inc. Class A (a)	25,630	8,864,392
Okta, Inc. (a)	625,400	50,976,354
Shopify, Inc. Class A (a)	172,200	9,396,954
		69,237,700
IT Consulting & Other Services - 0.2%
Capgemini SA	24,200	4,222,750
TOTAL IT SERVICES		73,460,450
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics, Inc. (a)(b)	94,814	0
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co. Ltd. (a)(b)	94,814	49,382
Professional Services - 0.7%
Human Resource & Employment Services - 0.7%
Paycom Software, Inc.	47,431	12,297,435
Semiconductors & Semiconductor Equipment - 32.3%
Semiconductor Materials & Equipment - 2.1%
ASML Holding NV (Netherlands)	20,100	11,833,882
Teradyne, Inc.	264,100	26,531,486
		38,365,368
Semiconductors - 30.2%
Arm Holdings Ltd. ADR (d)	16,400	877,728
GlobalFoundries, Inc. (a)	928,235	54,013,995
Marvell Technology, Inc.	1,377,204	74,548,053
Microchip Technology, Inc.	85,900	6,704,495
NVIDIA Corp.	510,100	221,888,399
NXP Semiconductors NV	390,480	78,064,762
ON Semiconductor Corp. (a)	811,800	75,456,810
Taiwan Semiconductor Manufacturing Co. Ltd.	1,683,000	27,458,295
		539,012,537
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		577,377,905
Software - 30.2%
Application Software - 9.6%
Bill Holdings, Inc. (a)	190,800	20,715,156
Convoy, Inc. warrants (a)(b)(e)	1,866	4,646
Dynatrace, Inc. (a)	217,100	10,145,083
HashiCorp, Inc. (a)	420,192	9,592,983
HubSpot, Inc. (a)	33,633	16,564,253
Intuit, Inc.	12,200	6,233,468
Manhattan Associates, Inc. (a)	50,555	9,992,701
Pine Labs Private Ltd. (a)(b)(e)	1,314	420,165
Salesforce, Inc. (a)	271,265	55,007,117
Splunk, Inc. (a)	292,000	42,705,000
		171,380,572
Systems Software - 20.6%
Microsoft Corp.	987,400	311,771,548
ServiceNow, Inc. (a)	101,600	56,790,336
		368,561,884
TOTAL SOFTWARE		539,942,456
Technology Hardware, Storage & Peripherals - 15.8%
Technology Hardware, Storage & Peripherals - 15.8%
Apple, Inc.	1,580,960	270,676,162
Seagate Technology Holdings PLC	115,241	7,600,144
Super Micro Computer, Inc. (a)	13,900	3,811,658
		282,087,964
TOTAL COMMON STOCKS (Cost $984,347,709)		1,714,765,964

Preferred Stocks - 1.5%
	Shares	Value ($)
Convertible Preferred Stocks - 1.4%
Aerospace & Defense - 0.2%
Aerospace & Defense - 0.2%
Relativity Space, Inc. Series E (a)(b)(e)	174,268	3,685,768

Broadline Retail - 0.1%
Broadline Retail - 0.1%
Meesho Series F (a)(b)(e)	17,100	1,333,971

Consumer Staples Distribution & Retail - 0.0%
Food Retail - 0.0%
GoBrands, Inc. Series G (a)(b)(e)	5,260	355,944

Electronic Equipment, Instruments & Components - 0.2%
Electronic Equipment & Instruments - 0.2%
Enevate Corp. Series E (a)(b)(e)	3,556,678	2,987,610

Hotels, Restaurants & Leisure - 0.0%
Casinos & Gaming - 0.0%
Discord, Inc. Series I (a)(b)(e)	200	51,870

Interactive Media & Services - 0.3%
Interactive Media & Services - 0.3%
ByteDance Ltd. Series E1 (a)(b)(e)	9,903	2,313,836
Reddit, Inc.:
Series D(a)(b)(e)	33,900	1,118,361
Series E(a)(b)(e)	1,982	65,386
Series F(a)(b)(e)	55,762	1,839,588
		5,337,171
Metals & Mining - 0.1%
Precious Metals & Minerals - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(e)	56,576	1,877,757

Semiconductors & Semiconductor Equipment - 0.3%
Semiconductor Materials & Equipment - 0.2%
Astera Labs, Inc.:
Series A(a)(b)(e)	52,688	499,482
Series B(a)(b)(e)	8,971	85,045
Series C(a)(b)(e)	49,300	467,364
Series D(a)(b)(e)	216,871	2,055,937
		3,107,828
Semiconductors - 0.1%
Retym, Inc. Series C (b)(e)	50,104	387,805
SiMa.ai:
Series B(a)(b)(e)	85,000	523,600
Series B1(a)(b)(e)	36,016	258,955
Xsight Labs Ltd. Series D (a)(b)(e)	37,800	217,350
		1,387,710
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		4,495,538

Software - 0.2%
Application Software - 0.2%
Convoy, Inc. Series D (a)(b)(e)	28,479	159,767
Databricks, Inc.:
Series G(a)(b)(e)	14,100	1,036,350
Series H(a)(b)(e)	36,297	2,667,830
Series I(b)(e)	479	35,207
		3,899,154
Systems Software - 0.0%
Tenstorrent, Inc. Series C1 (a)(b)(e)	2,400	133,176

TOTAL SOFTWARE		4,032,330

Technology Hardware, Storage & Peripherals - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc. Series C (b)(e)	29,615	472,359

TOTAL CONVERTIBLE PREFERRED STOCKS		24,630,318
Nonconvertible Preferred Stocks - 0.1%
Software - 0.1%
Application Software - 0.1%
Pine Labs Private Ltd.:
Series 1(a)(b)(e)	3,140	1,004,046
Series A(a)(b)(e)	785	251,012
Series B(a)(b)(e)	854	273,075
Series B2(a)(b)(e)	690	220,634
Series C(a)(b)(e)	1,284	410,572
Series C1(a)(b)(e)	271	86,655
Series D(a)(b)(e)	289	92,411
		2,338,405
TOTAL PREFERRED STOCKS (Cost $29,025,553)		26,968,723

Corporate Bonds - 0.1%
	Principal Amount (f)	Value ($)
Convertible Bonds - 0.0%
Software - 0.0%
Application Software - 0.0%
Convoy, Inc. 15% 9/30/26 (b)(e)	12,428	13,547

Nonconvertible Bonds - 0.1%
Financial Services - 0.1%
Diversified Financial Services - 0.1%
Ant International Co. Ltd. 3.55% 8/14/24 (b)(e)	1,151,967	1,146,207

TOTAL CORPORATE BONDS (Cost $1,164,395)		1,159,754

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
Software - 0.0%
Systems Software - 0.0%
Tenstorrent, Inc. 0% (b)(e)(g) (Cost $130,000)	130,000	121,290

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	45,296,225	45,305,284
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	924,933	925,025
TOTAL MONEY MARKET FUNDS (Cost $46,230,309)		46,230,309

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,060,897,966)	1,789,246,040
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,239,497)
NET ASSETS - 100.0%	1,787,006,543

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,393,720 or 0.1% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,674,578 or 1.6% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	1,151,967

Astera Labs, Inc. Series A	5/17/22	535,811

Astera Labs, Inc. Series B	5/17/22	91,231

Astera Labs, Inc. Series C	8/24/21	165,737

Astera Labs, Inc. Series D	5/17/22 - 5/27/22	2,205,470

ByteDance Ltd. Series E1	11/18/20	1,085,113

Convoy, Inc. Series D	10/30/19	385,606

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	12,428

Databricks, Inc. Series G	2/01/21	833,629

Databricks, Inc. Series H	8/31/21	2,667,254

Databricks, Inc. Series I	9/14/23	35,207

Diamond Foundry, Inc. Series C	3/15/21	1,357,824

Discord, Inc. Series I	9/15/21	110,125

Enevate Corp. Series E	1/29/21	3,943,236

GoBrands, Inc. Series G	3/02/21	1,313,513

Lightmatter, Inc. Series C	5/19/23	487,368

Meesho Series F	9/21/21	1,311,096

Pine Labs Private Ltd.	6/30/21	489,938

Pine Labs Private Ltd. Series 1	6/30/21	1,170,780

Pine Labs Private Ltd. Series A	6/30/21	292,695

Pine Labs Private Ltd. Series B	6/30/21	318,422

Pine Labs Private Ltd. Series B2	6/30/21	257,273

Pine Labs Private Ltd. Series C	6/30/21	478,752

Pine Labs Private Ltd. Series C1	6/30/21	101,045

Pine Labs Private Ltd. Series D	6/30/21	107,757

Reddit, Inc. Series D	2/04/19	735,166

Reddit, Inc. Series E	5/18/21	84,184

Reddit, Inc. Series F	8/11/21	3,445,779

Relativity Space, Inc. Series E	5/27/21	3,979,427

Retym, Inc. Series C	5/17/23 - 6/20/23	389,899

SiMa.ai Series B	5/10/21	435,829

SiMa.ai Series B1	4/25/22 - 10/17/22	255,386

Tenstorrent, Inc. Series C1	4/23/21	142,690

Tenstorrent, Inc. 0%	4/23/21	130,000

Xsight Labs Ltd. Series D	2/16/21	302,249

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	7,928,276	331,598,250	294,221,242	1,723,262	-	-	45,305,284	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	26,064,625	34,071,869	59,211,469	138,198	-	-	925,025	0.0%
Total	33,992,901	365,670,119	353,432,711	1,861,460	-	-	46,230,309

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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